16. Contingent Liability (Details Narrative) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Loans sold through the MPF program	$ 50,374,657	$ 51,157,934
Notional amount of the maximum CEO	1,171,787	1,139,726
Accrued contingent liability	$ 120,186	$ 132,476